Summary of Activity of Convertible Notes Payable and Convertible Debenture (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Balance as of December 31, 2019	$ 1,661,520	$ 363,769	$ 363,769	$ 34,065
Issuance of convertible debenture - principal amount			1,021,400	1,100,000
Issuance of convertible debenture - debt discount and original issue discount			(1,021,400)	(1,100,000)
Amortization of debt discount and original issue discount	704,007	403,267	862,209	368,257
Conversion to common stock, net of discount			(94,593)	(38,552)
Balance as of December 31, 20120	1,897,277		1,661,520	363,769
Default penalty			530,134
Debenture [Member]
Short-term Debt [Line Items]
Balance as of December 31, 2019	1,661,520	363,769	363,769
Issuance of convertible debenture - principal amount	341,825		1,021,400	1,100,000
Issuance of convertible debenture - debt discount and original issue discount	(341,825)		(1,021,400)	(1,100,000)
Amortization of debt discount and original issue discount	582,631		862,209	368,257
Conversion to common stock, net of discount	(346,874)		(94,593)	(4,487)
Balance as of December 31, 20120	1,897,277		1,661,520	363,769
Default penalty			530,134
Note [Member]
Short-term Debt [Line Items]
Balance as of December 31, 2019				34,065
Issuance of convertible debenture - principal amount
Issuance of convertible debenture - debt discount and original issue discount
Amortization of debt discount and original issue discount
Conversion to common stock, net of discount				(34,065)
Balance as of December 31, 20120
Default penalty